Leases (Tables) - Gravitics Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Lease Cost

The components of lease cost for the three months ended March 31, 2026 and 2025 were as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Operating lease cost	$176	$176
Variable lease cost	58	13
Total lease cost	$234	$189

The components of lease cost for the years ended December 31, 2025 and 2024 were as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$702	$702
Variable lease cost	134	228
Total lease cost	$836	$930

Schedule of Other Information Related Lease

Other information related to leases are as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$188	$132

	As of March 31,	As of December 31,
	2026	2025
Weighted-average remaining lease term - operating leases (years)	3.1	3.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Other information related to leases as of December 31, 2025 and 2024 were as follows (dollar amounts in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$545	$524

	December 31,
	2025	2024
Weighted-average remaining lease term - operating leases (years)	3.3	4.3
Weighted-average discount rate - operating leases	8.3%	8.3%